Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Geographic Area (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 85,057,432	S/ 83,295,555
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	86,360,833	84,423,842
Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,714,641	2,448,793
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	20,912,184	16,716,517
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	444,878	512,884
Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	63,289,130	64,745,648
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(2,349,425)	(2,027,855)
Accrued interest
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,046,024	899,568
Peru | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	78,532,295	75,851,381
Peru | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	118,277	152,424
Peru | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,289,485	13,579,422
Peru | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	245,411	270,166
Peru | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	60,879,122	61,849,369
United States of America | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,760,403	3,660,312
United States of America | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,311,432	1,734,175
United States of America | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	853,799	360,279
United States of America | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	78,384	86,224
United States of America | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	516,788	1,479,634
Mexico | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,087,070	1,073,893
Mexico | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,559	11,410
Mexico | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,054,480	1,049,305
Mexico | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,031	13,178
Panama | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	780,060	539,300
Panama | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	147,198	206,216
Panama | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	190
Panama | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	632,672	333,084
Chile | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	766,361	696,223
Chile | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1	1
Chile | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	710,106	668,122
Chile | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,011
Chile | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	46,243	28,100
United Kingdom | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	473,308	681,053
United Kingdom | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	64,727	192,112
United Kingdom | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	266,974	306,888
United Kingdom | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	109,045	154,476
United Kingdom | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	32,562	27,577
Canada | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	394,986	504,671
Canada | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,898	5,560
Canada | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,095
Canada | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	369,993	499,111
Colombia | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	390,854	378,165
Colombia | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	96	95
Colombia | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	309,994	322,840
Colombia | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	80,764	55,230
Cayman Islands | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	227,501	141,149
Cayman Islands | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	121,815	141,149
Cayman Islands | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,132
Cayman Islands | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	101,554
Brazil | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	191,351	175,235
Brazil | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	150,120	153,977
Brazil | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	41,231	21,258
Ecuador | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	190,181	4,990
Ecuador | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	190,181	4,990
Germany | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	83,094	200,008
Germany | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	24,487	24,947
Germany | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	582
Germany | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	58,025	175,061
Luxembourg | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	75,304	128,563
Luxembourg | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	68,553
Luxembourg | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	14,395	12,510
Luxembourg | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	60,909	47,500
Ireland | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,896	455
Ireland | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,896	455
Belgium | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	153	160
Belgium | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	152	157
Belgium | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1	3
Others | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	405,016	388,284
Others | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	45,349	118,367
Others | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	98,824	56,958
Others | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,685	1,861
Others | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 259,158	S/ 211,098